Expense Example - SIT MID CAP GROWTH FUND INC - SIT MID CAP GROWTH FUND INC	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,530